Financial instruments (Details 15) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2018
Financial instruments [Line Items]
Company	SQM S.A.
Notional Amount	$ 39,031	$ 282,914
Borrowing costs	$ (2,250)	$ (2,336)
Single series bond One [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	-	-
Maturity date	01/28/2021	04/21/2020
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	1.95%	0.43%
Nominal rate	4.38%	5.50%
Notional Amount	$ 4,648	$ 252,674
Borrowing costs	$ (433)	$ (386)
Single series bond Two [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	-	-
Maturity date	04/03/2021	01/28/2020
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	1.08%	2.35%
Nominal rate	3.63%	4.38%
Notional Amount	$ 2,658	$ 4,648
Borrowing costs	$ (614)	$ (433)
Single series bond Three [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	-	-
Maturity date	05/07/2021	04/03/2020
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	3.59%	1.42%
Nominal rate	4.25%	3.63%
Notional Amount	$ 7,508	$ 2,658
Borrowing costs	$ (679)	$ (614)
Single series bond Four [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	-	-
Maturity date	01/22/2021	05/07/2020
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	4.17%	4.07%
Nominal rate	4.25%	4.25%
Notional Amount	$ 2,869	$ 2,869
Borrowing costs	$ (237)	$ (679)
Series H bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	564	564
Maturity date	01/05/2021	01/05/2020
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Repayment	Semiannual	Semiannual
Effective rate	0.58%	1.36%
Nominal rate	4.90%	4.90%
Notional Amount	$ 18,212	$ 17,166
Borrowing costs	$ (172)	$ (139)
Series O bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	699	699
Maturity date	02/01/2021	02/01/2020
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	2.24%	2.41%
Nominal rate	3.80%	3.80%
Notional Amount	$ 962	$ 890
Borrowing costs	$ (82)	$ (67)
Series Q bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	700	700
Maturity date	06/01/2021	06/01/2020
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	2.92%	3.11%	3.45%
Nominal rate	3.45%	3.45%
Notional Amount	$ 350	$ 323
Borrowing costs	(21)	(6)
Non current bonds issued [Member]
Financial instruments [Line Items]
Notional Amount	1,833,056	1,414,192
Non-current maturities	1,833,056	1,414,192
Borrowing costs	(16,430)	(11,084)
Total	1,816,626	1,403,108
Non current bonds issued [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0	13,749
Non-current maturities	0	13,749
Non current bonds issued [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	300,000	13,749
Non-current maturities	300,000	13,749
Non current bonds issued [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0	313,749
Non-current maturities	0	313,749
Non current bonds issued [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	250,000	13,749
Non-current maturities	250,000	13,749
Non current bonds issued [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	1,283,056	1,059,196
Non-current maturities	$ 1,283,056	$ 1,059,196
Non current bonds issued [Member] | Single series bond One [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	-	-
Maturity date	01/28/2025	01/28/2025
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	4.08%	4.08%
Nominal rate	4.38%	4.38%
Notional Amount	$ 250,000	$ 250,000
Non-current maturities	250,000	250,000
Borrowing costs	(1,336)	(1,514)
Total	248,664	248,486
Non current bonds issued [Member] | Single series bond One [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond One [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond One [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond One [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	250,000	0
Non-current maturities	250,000	0
Non current bonds issued [Member] | Single series bond One [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	0	250,000
Non-current maturities	$ 0	$ 250,000
Non current bonds issued [Member] | Single series bond Two [Member]
Financial instruments [Line Items]
Tax ID		93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	-	-
Maturity date	04/03/2023	04/03/2023
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	3.43%	3.43%
Nominal rate	3.63%	3.63%
Notional Amount	$ 300,000	$ 300,000
Non-current maturities	300,000	300,000
Borrowing costs	(781)	(1,393)
Total	299,219	298,607
Non current bonds issued [Member] | Single series bond Two [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Two [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	300,000	0
Non-current maturities	300,000	0
Non current bonds issued [Member] | Single series bond Two [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0	300,000
Non-current maturities	0	300,000
Non current bonds issued [Member] | Single series bond Two [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Two [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	$ 0	$ 0
Non current bonds issued [Member] | Single series bond Three [Member]
Financial instruments [Line Items]
Tax ID		93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	-	-
Maturity date	05/07/2029	05/07/2029
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	4.18%	4.19%
Nominal rate	4.25%	4.25%
Notional Amount	$ 450,000	$ 450,000
Non-current maturities	450,000	450,000
Borrowing costs	(5,020)	(5,923)
Total	444,980	444,077
Non current bonds issued [Member] | Single series bond Three [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Three [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Three [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Three [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Three [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	450,000	450,000
Non-current maturities	$ 450,000	$ 450,000
Non current bonds issued [Member] | Single series bond Four [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9
Company	SQM S.A.
Country	Chile
Number of registration or ID of the instrument	-
Maturity date	01/22/2050
Currency or adjustment index	US$
Payment of interest	Semiannual
Repayment	Upon maturity
Effective rate	4.22%
Nominal rate	4.25%
Notional Amount	$ 400,000
Non-current maturities	400,000
Borrowing costs	(6,582)
Total	393,418
Non current bonds issued [Member] | Single series bond Four [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0
Non-current maturities	0
Non current bonds issued [Member] | Single series bond Four [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0
Non-current maturities	0
Non current bonds issued [Member] | Single series bond Four [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0
Non-current maturities	0
Non current bonds issued [Member] | Single series bond Four [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0
Non-current maturities	0
Non current bonds issued [Member] | Single series bond Four [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	400,000
Non-current maturities	$ 400,000
Non current bonds issued [Member] | Series H bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	564	564
Maturity date	01/05/2030	01/05/2030
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Repayment		Semiannual
Effective rate	4.76%	4.78%
Nominal rate	4.90%	4.90%
Notional Amount	$ 126,386	$ 130,617
Non-current maturities	126,386	130,617
Borrowing costs	(1,378)	(1,253)
Total	125,008	129,364
Non current bonds issued [Member] | Series H bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0	13,749
Non-current maturities	0	13,749
Non current bonds issued [Member] | Series H bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0	13,749
Non-current maturities	0	13,749
Non current bonds issued [Member] | Series H bonds [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0	13,749
Non-current maturities	0	13,749
Non current bonds issued [Member] | Series H bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0	13,749
Non-current maturities	0	13,749
Non current bonds issued [Member] | Series H bonds [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	126,386	75,621
Non-current maturities	$ 126,386	$ 75,621
Non current bonds issued [Member] | Series O bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	699	699
Maturity date	02/01/2033	02/01/2033
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	3.68%	3.70%
Nominal rate	3.80%	5.50%
Notional Amount	$ 61,334	$ 56,715
Non-current maturities	61,334	56,715
Borrowing costs	(904)	(811)
Total	60,430	55,904
Non current bonds issued [Member] | Series O bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series O bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series O bonds [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series O bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series O bonds [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	61,334	56,715
Non-current maturities	$ 61,334	$ 56,715
Non current bonds issued [Member] | Series P Bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	563	563
Maturity date	01/15/2028	01/15/2028
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	3.24%	3.24%
Nominal rate	3.25%	3.25%
Notional Amount	$ 122,668	$ 113,430
Non-current maturities	122,668	113,430
Borrowing costs	(77)	(89)
Total	122,591	113,341
Non current bonds issued [Member] | Series P Bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series P Bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series P Bonds [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series P Bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series P Bonds [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	122,668	113,430
Non-current maturities	$ 122,668	$ 113,430
Non current bonds issued [Member] | Series Q bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	700	700
Maturity date	06/01/2038	06/01/2038
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	3.43%	3.45%
Nominal rate	3.45%	3.45%
Notional Amount	$ 122,668	$ 113,430
Non-current maturities	122,668	113,430
Borrowing costs	(352)	(101)
Total	122,316	113,329
Non current bonds issued [Member] | Series Q bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series Q bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series Q bonds [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series Q bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series Q bonds [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	122,668	113,430
Non-current maturities	$ 122,668	$ 113,430